Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity and Accumulated Other Comprehensive Loss	Equity and Accumulated Other Comprehensive Loss
The Company has 30,000,000 shares of common stock authorized with a par value of $1, and 17,950,264 and 17,897,033 shares issued and outstanding as of December 31, 2022 and 2021, respectively. The change in shares issued and outstanding during 2022 was primarily related to 52,653 shares issued for share-based compensation plans and 578 shares issued for the exercise of stock options and other share activity.
The Company is authorized to issue 10,000,000 shares of preferred stock with $1 par value, subject to approval by the Board. The Board may designate one or more series of preferred stock and the number of shares, rights, preferences, and limitations of each series. As of December 31, 2022, no preferred stock had been issued.
The Company has a share repurchase program that was approved by its Board in 2015 for the repurchase of up to $100.0 million of Quaker Chemical Corporation common stock. The Company has not repurchased any shares under the program for the years ended December 31, 2022, 2021 and 2020. As of December 31, 2022, there was approximately $86.9 million of common stock remaining to be purchased under this share repurchase program.
The following table shows the reclassifications from and resulting balances of AOCI for the years ended December 31, 2022, 2021 and 2020:

	Currency Translation Adjustments	Defined Benefit Pension Plans	Unrealized Gain (Loss) in Available-for- Sale Securities	Derivative Instruments	Total
Balance as of December 31, 2019	$(44,568)	$(34,533)	$1,251	$(320)	$(78,170)
Other comprehensive income (loss) before reclassifications	41,693	(6,617)	2,848	(4,257)	33,667
Amounts reclassified from AOCI	—	24,141	(202)	—	23,939
Related tax amounts	—	(6,458)	(555)	979	(6,034)
Balance as of December 31, 2020	(2,875)	(23,467)	3,342	(3,598)	(26,598)
Other comprehensive (loss) income before reclassifications	(46,968)	11,948	(531)	2,890	(32,661)
Amounts reclassified from AOCI	—	1,459	(3,197)	—	(1,738)
Related tax amounts	—	(3,112)	783	(664)	(2,993)
Balance as of December 31, 2021	(49,843)	(13,172)	397	(1,372)	(63,990)
Other comprehensive (loss) income before reclassifications	(82,318)	10,789	(3,276)	—	(74,805)
Amounts reclassified from AOCI	—	479	895	1,372	2,746
Related tax amounts	—	(2,691)	500	—	(2,191)
Balance as of December 31, 2022	$(132,161)	$(4,595)	$(1,484)	$—	$(138,240)
All reclassifications related to Unrealized gain (loss) in available-for-sale securities relate to the Company’s equity interest in a captive insurance company and are recorded in Equity in net income of associated companies. The amounts reported in Other comprehensive (loss) income for non-controlling interest are related to Currency translation adjustments.